UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05611

Name of Fund: BlackRock MuniVest Fund, Inc. (MVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniVest Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.9%          Camden, Alabama, IDB, Exempt Facilities Revenue Bonds
                        (Weyerhaeuser Company), Series A, 6.125%, 12/01/24                                $    2,550  $   2,563,566
                        Huntsville, Alabama, Health Care Authority Revenue Bonds,
                        Series A, 5.75%, 6/01/11 (a)                                                           3,500      3,821,230
                        Prattville, Alabama, IDB, Environmental Improvement Revenue
                        Bonds (International Paper Company Projects), AMT, Series A,
                        4.75%, 12/01/30                                                                        6,500      5,037,565
                        Selma, Alabama, IDB, Environmental Improvement Revenue
                        Refunding Bonds (International Paper Company Project), Series B, 5.50%, 5/01/20        5,000      4,926,800
                                                                                                                      -------------
                                                                                                                         16,349,161
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.8%          Maricopa County, Arizona, IDA, Education Revenue Bonds
                        (Arizona Charter Schools Project 1), Series A, 6.75%, 7/01/29                          4,100      3,702,136
                        Pima County, Arizona, IDA, Education Revenue Bonds
                        (Arizona Charter Schools Project), Series E, 7.25%, 7/01/31                            2,055      2,124,952
                        Pima County, Arizona, IDA, Education Revenue Bonds
                        (Arizona Charter Schools Project), Series I, 6.10%, 7/01/24                              500        498,395
                        Pima County, Arizona, IDA, Education Revenue Bonds
                        (Arizona Charter Schools Project), Series I, 6.30%, 7/01/31                            1,000        991,520
                        Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                        (Arizona Charter Schools Project), Series O, 5%, 7/01/26                               1,545      1,331,435
                        Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                        (Arizona Charter Schools Project II), Series A, 6.75%, 7/01/11 (a)                       560        624,064
                        Pima County, Arizona, IDA, Education Revenue Refunding Bonds
                        (Arizona Charter Schools Project II), Series A, 6.75%, 7/01/21                           940        963,246
                                                                                                                      -------------
                                                                                                                         10,235,748
-----------------------------------------------------------------------------------------------------------------------------------
California - 12.5%      California State, GO, 5.50%, 4/01/14 (a)                                                 550        619,949
                        California State, GO, 5.50%, 4/01/30                                                      10         10,361
                        California State Public Works Board, Lease Revenue Bonds
                        (Department of Corrections), Series C, 5.50%, 6/01/22                                  5,000      5,291,250
                        California State Public Works Board, Lease Revenue Bonds
                        (Department of Corrections), Series C, 5.50%, 6/01/23                                  6,000      6,328,440
                        California State Public Works Board, Lease Revenue Bonds
                        (Department of Mental Health - Coalinga State Hospital),
                        Series A, 5.125%, 6/01/29                                                             11,075     11,163,157

Portfolio Abbreviations

To simplify the listings of BlackRock MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below:

AMT       Alternative Minimum Tax (subject to)
ARS       Auction Rate Securities
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        California State, Various Purpose, GO, 5.50%, 11/01/33                            $   11,250  $  11,605,163
                        California Statewide Communities Development Authority,
                        Health Facility Revenue Bonds (Memorial Health Services),
                        Series A, 6%, 10/01/23                                                                 5,240      5,505,825
                        California Statewide Communities Development Authority Revenue Bonds (Saint
                        Joseph Home Care), Series E, 5.25%, 7/01/47 (b)                                        1,500      1,533,285
                        Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
                        Series B, 5%, 12/01/27                                                                 1,250      1,215,112
                        Golden State Tobacco Securitization Corporation of California,
                        Tobacco Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (a)                     10,725     12,830,317
                        Golden State Tobacco Securitization Corporation of California,
                        Tobacco Settlement Revenue Bonds, Series A-4, 7.80%, 6/01/13 (a)                       3,750      4,473,900
                        Golden State Tobacco Securitization Corporation of California,
                        Tobacco Settlement Revenue Bonds, Series A-5, 7.875%, 6/01/13 (a)                      1,425      1,704,727
                        Golden State Tobacco Securitization Corporation of California,
                        Tobacco Settlement Revenue Bonds,  Series B, 5.375%, 6/01/10 (a)                       8,000      8,408,560
                                                                                                                      -------------
                                                                                                                         70,690,046
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 0.6%         Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
                        Senior Series A-2, 6.60%, 5/01/28                                                        495        512,840
                        Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
                        Senior Series A-2, 7.50%, 4/01/31                                                        170        176,446
                        Colorado Health Facilities Authority Revenue Bonds
                        (Lutheran Medical Center), Series A, 5.25%, 6/01/34                                    3,000      2,861,040
                                                                                                                      -------------
                                                                                                                          3,550,326
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.5%      Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                        Refunding Bonds (Priority Distribution),
                        6.25%, 1/01/31                                                                         2,810      2,673,041
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 5.9%          Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Adventist Health System), Series C, 5.25%, 11/15/36                                  15,800     15,524,606
                        Hillsborough County, Florida, IDA, Hospital Revenue Bonds
                        (H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37                       6,500      6,274,320
                        Orange County, Florida, Health Facilities Authority, Hospital
                        Revenue Bonds (Adventist Health System), 5.625%, 11/15/12 (a)                         10,320     11,466,552
                                                                                                                      -------------
                                                                                                                         33,265,478
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.3%          Gainesville, Georgia, Redevelopment Authority, Educational
                        Facilities Revenue Refunding Bonds (Riverside Military Academy),
                        5.125%, 3/01/37                                                                        1,100        926,662
                        Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                        6.60%, 1/01/18                                                                         4,595      5,312,234
                        Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                        6.60%, 1/01/18 (f)                                                                       250        286,722
                        Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                        10%, 1/01/10 (f)                                                                         250        279,470
                        Houston County, Georgia, Hospital Authority Revenue Bonds
                        (Houston Heart Institute Project), 5.25%, 10/01/35                                     5,000      4,956,600

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A,
                        6.25%, 7/15/33                                                                    $    1,165  $   1,178,211
                        Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A,
                        6.375%, 7/15/38                                                                        3,270      3,342,823
                        Milledgeville-Baldwin County, Georgia, Development Authority
                        Revenue Bonds (Georgia College and State University Foundation),
                        5.50%, 9/01/14 (a)                                                                     4,390      4,952,842
                        Milledgeville-Baldwin County, Georgia, Development Authority
                        Revenue Bonds (Georgia College and State University Foundation),
                        5.625%, 9/01/14 (a)                                                                    3,000      3,412,890
                        Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                        Corporation-Scherer), Series A, 6.80%, 1/01/11                                         4,785      5,184,069
                                                                                                                      -------------
                                                                                                                         29,832,523
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.5%            Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2,
                        6.90%, 1/01/27                                                                           295        304,980
                        Idaho Housing and Financing Association, S/F Mortgage Revenue Bonds, AMT,
                        Series J-1, Class III, 5%, 1/01/28                                                     2,380      2,292,107
                                                                                                                      -------------
                                                                                                                          2,597,087
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 9.0%         Chicago, Illinois, O'Hare International Airport, General Airport
                        Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.75%,
                        1/01/19 (g)                                                                            5,000      5,159,550
                        Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                        Third Lien, AMT, Series B-2, 6%, 1/01/29 (e)                                          11,200     11,585,168
                        Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C,
                        7%, 3/01/32 (h)(i)                                                                        60         61,970
                        Hodgkins, Illinois, Environmental Improvement Revenue Bonds
                        (Metro Biosolids Management LLC Project), AMT, 6%, 11/01/23                           10,000     10,049,200
                        Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                        Providers Facilities), Series A, 6.50%, 7/01/22                                        2,140      2,252,008
                        Illinois Development Finance Authority, Revenue Refunding Bonds
                        (Community Rehabilitation Providers Facilities), Series A,
                        6%, 7/01/15                                                                              465        468,832
                        Illinois State Finance Authority, Revenue Bonds
                        (Community Rehabilitation Providers Facilities), 4.625%, 7/01/27                       2,695      2,369,040
                        Illinois State Finance Authority, Revenue Refunding Bonds
                        (Central DuPage Health System), VRDN, Series B, 1.20%, 11/01/38 (c)                    6,500      6,500,000
                        Kane and De Kalb Counties, Illinois, Community Unit School District Number
                        302, GO, DRIVERS, Series 283, 9.63%, 2/01/18 (c)(k)                                       13         15,762
                        McLean and Woodford Counties, Illinois, Community Unit School District Number
                        005, GO, Refunding, 6.25%, 12/01/14 (b)                                                1,005      1,111,570
                        McLean and Woodford Counties, Illinois, Community Unit School District Number
                        005, GO, Refunding, 6.375%, 12/01/16 (b)                                                 845        938,381
                        Regional Transportation Authority, Illinois, Revenue Bonds, Series A,
                        7.20%, 11/01/20 (j)                                                                    3,500      4,230,835
                        Regional Transportation Authority, Illinois, Revenue Bonds, Series C,
                        7.75%, 6/01/20 (k)                                                                     4,000      5,148,880

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Will County, Illinois, School District Number 122
                        (New Lenox Elementary), GO, Series A, 6.50%, 11/01/10 (a)(b)                      $      395  $     428,291
                        Will County, Illinois, School District Number 122
                        (New Lenox Elementary), GO, Series A, 6.50%, 11/01/13 (b)                                505        547,561
                                                                                                                      -------------
                                                                                                                         50,867,048
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 6.3%          Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                        Bonds (Clarian Health Obligation), Series A, 5.25%,
                        2/15/40                                                                                8,980      8,775,885
                        Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                        6.80%, 12/01/16                                                                        8,195      9,408,843
                        Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                        Bonds, Series D, 6.75%, 2/01/14                                                       15,335     17,160,632
                                                                                                                      -------------
                                                                                                                         35,345,360
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.1%             Iowa Financing Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series E,
                        5.15%, 7/01/32 (i)                                                                     6,510      6,283,322
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.7%           Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds
                        (Mortgage-Backed Securities Program), AMT, Series A-4, 5.95%, 12/01/33 (i)             3,805      3,850,318
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.9%         Louisville and Jefferson County, Kentucky, Metropolitan Government Health System,
                        Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25%, 10/01/36 (l)                10,815     10,610,921
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.6%        Louisiana HFA, S/F Mortgage Revenue Bonds (Home Ownership Program), AMT,
                        Series C-2, 5.20%, 6/01/39 (h)(i)                                                      6,000      5,733,600
                        Louisiana Public Facilities Authority, Hospital Revenue Bonds
                        (Franciscan Missionaries of Our Lady Health System, Inc.), Series A,
                        5%, 8/15/33                                                                            8,720      8,440,175
                        Louisiana Public Facilities Authority, Hospital Revenue Bonds
                        (Franciscan Missionaries of Our Lady Health System, Inc.), Series A,
                        5.25%, 8/15/36                                                                        11,660     11,642,044
                                                                                                                      -------------
                                                                                                                         25,815,819
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%            Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                        (Avesta Housing Development Corporation Project), Series A, 5.70%, 8/01/21               775        772,094
                        Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                        (Avesta Housing Development Corporation Project), Series A, 6%, 2/01/34                1,190      1,169,996
                                                                                                                      -------------
                                                                                                                          1,942,090
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.5%         Maryland State Community Development Administration,
                        Department of Housing and Community Development, Residential
                        Revenue Refunding Bonds, AMT, Series D, 4.90%, 9/01/42                                 3,250      2,927,470
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 12.5%   Boston, Massachusetts, Water and Sewer Commission Revenue Bonds,
                        9.25%, 1/01/11 (f)                                                                     2,035      2,306,510
                        Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                        Transportation System), Series A, 7%, 3/01/19                                          3,010      3,677,799

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency,
                        Revenue Refunding Bonds (Boston University Project),
                        VRDN, Series U-6A, 1.40%, 10/01/42 (c)                                            $   17,600  $  17,600,000
                        Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.20%, 12/01/37        3,000      2,903,370
                        Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D,
                        4.85%, 6/01/40                                                                         3,000      2,603,820
                        Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
                        Series 130, 5%, 12/01/32                                                               2,500      2,362,400
                        Massachusetts State Water Resource Authority Revenue Bonds,
                        Series A, 6.50%, 7/15/19 (f)                                                          30,000     35,560,500
                        Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                        Series A, 6%, 8/01/10 (a)(k)                                                           3,480      3,771,554
                                                                                                                      -------------
                                                                                                                         70,785,953
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 4.5%         Delta County, Michigan, Economic Development Corporation, Environmental
                        Improvement Revenue Refunding Bonds
                        (Mead Westvaco-Escanaba), Series A, 6.25%, 4/15/12 (a)                                 2,500      2,789,900
                        Macomb County, Michigan, Hospital Finance Authority,
                        Hospital Revenue Bonds (Mount Clemens General Hospital),
                        Series B, 5.75%, 11/15/25                                                              3,715      3,519,182
                        Macomb County, Michigan, Hospital Finance Authority,
                        Hospital Revenue Bonds (Mount Clemens General Hospital),
                        Series B, 5.875%, 11/15/34                                                             4,250      3,989,135
                        Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                        (Crittenton Hospital), Series A, 5.625%, 3/01/27                                       1,900      1,939,862
                        Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                        (Oakwood Obligated Group), Series A, 5%, 7/15/25                                       2,000      2,001,340
                        Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                        Health System), Series A, 5.25%, 11/15/46                                             10,450     10,144,128
                        Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Sinai
                        Hospital), 6.70%, 1/01/26                                                              1,000        999,940
                                                                                                                      -------------
                                                                                                                         25,383,487
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.7%        Minneapolis, Minnesota, Health Care System Revenue Bonds
                        (Allina Health System), Series A, 5.75%, 11/15/12 (a)                                  7,235      8,013,197
                        Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds
                        (Saint Cloud Hospital Obligation Group), Series A, 6.25%, 5/01/17 (b)                  1,405      1,504,333
                                                                                                                      -------------
                                                                                                                          9,517,530
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 6.6%      Lowndes County, Mississippi, Solid Waste Disposal and PCR,
                        Refunding (Weyerhaeuser Company Project), Series A,
                        6.80%, 4/01/22                                                                         9,160      9,787,826
                        Lowndes County, Mississippi, Solid Waste Disposal and PCR,
                        Refunding (Weyerhaeuser Company Project), Series B,
                        6.70%, 4/01/22                                                                         4,500      4,766,715
                        Mississippi Business Finance Corporation, Mississippi, PCR,
                        Refunding (System Energy Resources Inc. Project), 5.875%, 4/01/22                     20,705     20,556,131

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Mississippi Business Finance Corporation, Mississippi, PCR,
                        Refunding (System Energy Resources Inc. Project), 5.90%, 5/01/22                  $    2,250  $   2,228,828
                                                                                                                      -------------
                                                                                                                         37,339,500
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.7%         Missouri State Development Finance Board, Infrastructure Facilities Revenue
                        Refunding Bonds (Branson), Series A, 5.50%, 12/01/32                                   2,600      2,518,464
                        Missouri State Health and Educational Facilities Authority, Health Facilities
                        Revenue Refunding Bonds (SSM Health Care Corporation), ARS, VRDN, Series D-2,
                        1.75%, 6/01/33 (b)(c)                                                                 12,300     12,300,000
                        Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                        (Homeowner Loan), AMT, Series A, 7.50%, 3/01/31 (i)                                      185        194,735
                                                                                                                      -------------
                                                                                                                         15,013,199
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.1%          Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A,
                        5.20%, 5/01/33                                                                         6,000      6,067,560
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.0%         Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,
                        6.30%, 9/01/28 (h)(i)                                                                     10         10,129
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%    New Hampshire Health and Education Facilities Authority,
                        Revenue Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22                   2,675      2,751,425
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.8%       New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24                            9,080      8,834,658
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29                            2,885      2,829,723
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34                            8,695      8,454,757
                        Tobacco Settlement Financing Corporation of New Jersey,
                        Asset-Backed Revenue Bonds, 7%, 6/01/13 (a)                                            5,980      7,007,125
                                                                                                                      -------------
                                                                                                                         27,126,263
-----------------------------------------------------------------------------------------------------------------------------------
New York - 0.5%         New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                        Series 283, 10.62%, 11/15/15 (c)                                                       1,125      1,321,673
                        New York City, New York, GO, Refunding, Series A,
                        6.375%, 5/15/14 (k)                                                                      965      1,033,457
                        New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                        Sub-Lien, VRDN, Series 4V, 1.50%, 4/01/22 (b)(c)                                         400        400,000
                                                                                                                      -------------
                                                                                                                          2,755,130
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%   Gaston County, North Carolina, Industrial Facilities and Pollution
                        Control Financing Authority, Revenue Bonds (National Gypsum
                        Company Project), AMT, 5.75%, 8/01/35                                                  4,105      3,260,848
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 4.5%             Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                        Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47                                        27,500     25,669,875
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.4%     Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital
                        Acquisition, 6.125%, 12/15/10 (a)(g)                                                   2,440      2,658,624
                        Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                        (University of Pennsylvania Medical Center Health System),
                        Series A, 6%, 1/15/31                                                                  6,250      6,617,750
                        Philadelphia, Pennsylvania, Authority for Industrial Development,
                        Senior Living Revenue Bonds (Arbor House Inc. Project), Series E,
                        6.10%, 7/01/33                                                                         1,000        997,130
                        Philadelphia, Pennsylvania, Authority for Industrial Development,
                        Senior Living Revenue Bonds (Rieder House Project), Series A,
                        6.10%, 7/01/33                                                                         1,355      1,351,111

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                        Healthcare System), Series B, 7.125%, 12/01/11 (a)                                $    9,280  $  11,174,790
                        Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                        (Guthrie Healthcare System), Series A, 6.25%, 12/01/11 (a)                             1,340      1,497,571
                        Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                        (Guthrie Healthcare System), Series A, 6.25%, 12/01/18                                   410        434,333
                                                                                                                      -------------
                                                                                                                         24,731,309
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.0%   Georgetown County, South Carolina, Environmental Improvement
                        Revenue Refunding Bonds (International Paper Company Project),
                        AMT, Series A, 5.55%, 12/01/29                                                         1,000        883,000
                        Richland County, South Carolina, Environmental Improvement
                        Revenue Refunding Bonds (International Paper), AMT, 6.10%,
                        4/01/23                                                                                5,000      4,987,900
                                                                                                                      -------------
                                                                                                                          5,870,900
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.4%     South Dakota State Health and Educational Facilities Authority Revenue Bonds
                        (Sanford Health), 5%, 11/01/40                                                         2,605      2,478,684
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.8%        Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                        Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50%, 9/01/12 (a)            4,120      4,693,792
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 15.8%           Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                        First Tier, Series A, 6.70%, 1/01/11 (a)                                               6,290      6,892,708
                        Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                        AMT, Series A, 7.70%, 4/01/33                                                          3,055      3,033,126
                        Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                        Revenue Refunding Bonds (Dow Chemical Company Project), AMT,
                        Series A-7, 6.625%, 5/15/33                                                           11,460     11,827,178
                        Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT,
                        Series B, 6.25%, 11/01/28 (g)                                                          4,500      4,529,205
                        Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT,
                        Series C, 6.25%, 11/01/28 (g)                                                          1,500      1,521,555
                        Dallas-Fort Worth, Texas, International Airport, Joint Revenue Refunding Bonds,
                        AMT, Sub-Series A-2, 6.10%, 11/01/24 (g)                                               1,000      1,013,870
                        Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                        Bonds (Good Shepherd Medical Center Project), 6.875%, 10/01/10 (a)(m)                  3,000      3,328,920
                        Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                        Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%, 4/01/26     10,250     10,266,912
                        Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
                        (International Paper Company), AMT, Series A, 6.10%, 8/01/24                           6,000      5,884,680
                        Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior
                        Lien, Series G, 5.75%, 11/15/20 (g)                                                    5,500      5,725,995
                        Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                        AMT, 6.375%, 1/01/23                                                                   1,790      1,792,685
                        Mansfield, Texas, Independent School District, GO, Refunding,
                        6.625%, 2/15/15                                                                          155        165,004

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds                                                                      (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                        (Centerpoint Energy Project), 5.60%, 3/01/27                                      $    9,355  $   8,762,361
                        Midway, Texas, Independent School District, GO, Refunding,
                        6.125%, 8/15/14                                                                        5,225      5,591,011
                        Port Corpus Christi, Texas, Revenue Refunding Bonds
                        (Celanese Project), Series A, 6.45%, 11/01/30                                          2,700      2,541,132
                        Red River Authority, Texas, PCR, Refunding (Celanese Project),
                        AMT, Series B, 6.70%, 11/01/30                                                         5,000      4,814,750
                        San Antonio, Texas, Electric and Gas Revenue Bonds, Series A,
                        5.75%, 2/01/10  (a)                                                                   11,000     11,625,680
                                                                                                                      -------------
                                                                                                                         89,316,772
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%          Vermont Educational and Health Buildings Financing Agency, Developmental and
                        Mental Health Revenue Bonds (Howard Center for Human Services),
                        Series A, 6.375%, 6/15/22                                                              1,000      1,037,490
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.1%         Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                        Series A, 5.875%, 6/01/17                                                              1,425      1,508,904
                        Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                        Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37                                2,000      1,807,980
                        Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                        Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/42                                3,335      2,969,517
                                                                                                                      -------------
                                                                                                                          6,286,401
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.9%       Energy Northwest, Washington, Electric Revenue Refunding Bonds
                        (Columbia Generating), Series B, 6%, 7/01/18 (j)                                       7,015      7,618,641
                        Seattle, Washington, Housing Authority Revenue Bonds
                        (Replacement Housing Project), 6.125%, 12/01/32                                        2,355      2,356,366
                        Washington State, GO, Series B, 6%, 1/01/10 (a)(b)                                     5,000      5,290,450
                        Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                        Project Number 1), Series B, 7.125%, 7/01/16                                          14,320     17,742,623
                                                                                                                      -------------
                                                                                                                         33,008,080
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.8%        Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT,
                        6.50%, 1/01/25                                                                         1,755      1,766,250
                        Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue
                        Bonds (Hudson Memorial Hospital), 5.70%, 1/15/29 (n)                                   5,000      5,145,950
                        Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                        (SynergyHealth Inc.), 6%, 11/15/32                                                     3,040      3,012,974
                                                                                                                      -------------
                                                                                                                          9,925,174
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.5%          Coker Project), AMT, 6.50%, 7/01/21                                                    8,000      8,209,200
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds (Cost - $698,124,722) - 127.3%                                            718,074,459
-----------------------------------------------------------------------------------------------------------------------------------

                        Municipal Bonds Transferred to Tender Option Bond Trusts (o)
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.2%      Connecticut State Health and Educational Facilities Authority
                        Revenue Bonds (Yale University), Series Z-3, 5.05%, 7/01/42                           12,000     12,375,240
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.6%          Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                        (Miami International Airport), AMT, 5%, 10/01/40 (d)(e)                               10,000      9,159,904
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds Transferred to Tender Option Bond Trusts                             (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 9.0%         Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                        Third Lien, AMT, Series B-2, 6%, 1/01/27 (g)                                      $   17,080  $  17,792,919
                        Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien,
                        5.25%, 11/01/33 (b)                                                                   13,300      1,411,803
                        Kane and De Kalb Counties, Illinois, Community Unit School District
                        Number 302, GO, 5.75%, 2/01/18 (k)                                                     2,975      3,363,208
                        Kane and De Kalb Counties, Illinois, Community Unit School District
                        Number 302, GO, 5.75%, 2/01/19 (k)                                                     2,710      3,063,628
                        Kane and De Kalb Counties, Illinois, Community Unit School District
                        Number 302, GO, 5.75%, 2/01/21 (k)                                                     4,780      5,403,742
                        Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
                        Tax Revenue Refunding Bonds (McCormick Place Expansion Project),
                        Series B, 5.75%, 6/15/23 (g)                                                          18,550     19,954,784
                                                                                                                      -------------
                                                                                                                         50,990,084
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.9%         Maryland State Transportation Authority, Transportation Facilities
                        Projects Revenue Bonds, 5%, 7/01/41 (b)                                                4,700      4,852,807
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.6%    Massachusetts State School Building Authority, Dedicated Sales Tax
                        Revenue Bonds, Series A, 5%, 8/15/30 (b)                                              20,000     20,534,200
-----------------------------------------------------------------------------------------------------------------------------------
New York - 7.7%         New York City, New York, City Transitional Finance Authority
                        Revenue Bonds, Future Tax Secured, Series B, 6.25%, 11/15/18                          13,500     14,680,035
                        New York State Dormitory Authority, State University Educational
                        Facilities, Revenue Refunding Bonds, Series 1989, 6%, 5/15/10 (a)(g)                  26,750     28,906,852
                                                                                                                      -------------
                                                                                                                         43,586,887
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.3%   North Carolina Capital Facilities Finance Agency, Revenue Refunding
                        Bonds (Duke University Project), Series A, 5%, 10/01/14                               12,670     12,995,551
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.3%           Portland, Oregon, Sewer System Revenue Bonds, Series A,
                        5.75%, 8/01/10 (a)(k)                                                                  6,610      7,080,963
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 7.9%            Harris County, Texas, Health Facilities Development Corporation,
                        Revenue Refunding Bonds (School Health Care System), Series B,
                        5.75%, 7/01/27 (f)                                                                    20,970     24,156,601
                        Judson, Texas, Independent School District, School Building, GO,
                        5%, 2/01/37 (d)                                                                        6,000      6,109,440
                        Texas State Department of Housing and Community Affairs,
                        S/F Mortgage Revenue Bonds, AMT, Series B, 5.25%, 9/01/32 (h)(i)                       8,500      8,299,179
                        Texas State University, System Financing Revenue Refunding Bonds,
                        5%, 3/15/30 (b)                                                                        5,660      5,812,997
                                                                                                                      -------------
                                                                                                                         44,378,217
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 9.6%       Central Puget Sound Regional Transportation Authority, Washington,
                        Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (b)                           14,000     14,412,860
                        Central Puget Sound Regional Transportation Authority, Washington,
                        Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/34                                5,000      5,137,311
                        Central Puget Sound Regional Transportation Authority, Washington,
                        Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/36                                6,000      6,165,904
                        Energy Northwest, Washington, Electric Revenue Refunding Bonds
                        (Columbia Generating Station), Series A, 5.75%, 7/01/18 (g)                           11,660     12,535,433

BlackRock MuniVest Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
State                   Municipal Bonds Transferred to Tender Option Bond Trusts (o)                         (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Energy Northwest, Washington, Electric Revenue Refunding Bonds
                        (Project Number 1), Series B, 6%, 7/01/17 (g)                                     $   14,700  $  16,107,966
                                                                                                                      -------------
                                                                                                                         54,359,474
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to Tender Option Bond Trusts
                        (Cost - $256,207,058) - 46.1%                                                                   260,313,327
-----------------------------------------------------------------------------------------------------------------------------------

                        Short-Term Securities                                                               Shares
-----------------------------------------------------------------------------------------------------------------------------------
                        Merrill Lynch Institutional Tax-Exempt Fund, 1.71% (p)(q)                         42,900,000     42,900,000
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Short-Term Securities (Cost - $42,900,000) - 7.6%                                          42,900,000
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $997,231,780*) - 181.0%                                             1,021,287,786

                        Other Assets Less Liabilities - 3.5%                                                             19,818,986

                        Liability for Trust Certificates, Including Interest Expense Payable - (25.3%)                 (142,469,194)

                        Preferred Stock, at Redemption Value - (59.2%)                                                 (334,316,780)
                                                                                                                      -------------
                        Net Assets Applicable to Common Stock - 100.0%                                                $ 564,320,798
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 858,615,037
                                                                  =============
      Gross unrealized appreciation                               $  36,121,624
      Gross unrealized depreciation                                 (15,333,345)
                                                                  -------------
      Net unrealized appreciation                                 $  20,788,279
                                                                  =============

(a) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)   FSA Insured.
(c) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)   Assured Guaranty Insured.
(e)   XL Capital Insured.
(f)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)   MBIA Insured.
(h)   FHLMC Collateralized.
(i)   FNMA/GNMA Collateralized.
(j)   AMBAC Insured.
(k)   FGIC Insured.
(l) Represents a pay-in-kind security that may pay interest/dividends in additional face/shares.
(m)   Radian Insured.
(n)   FHA Insured.
(o) Securities represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      34,976,994      $ 310,466
      --------------------------------------------------------------------------
(q)   Represents the current yield as of report date.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniVest Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniVest Fund, Inc.

Date: July 18, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniVest Fund, Inc.

Date: July 18, 2008